S000031354 [Member] Expense Example, No Redemption - Columbia Intrinsic Value Fund	May 31, 2026 USD ($)
Columbia Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
Columbia Intrinsic Value Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Columbia Intrinsic Value Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	668
Expense Example, No Redemption, 3 Years	866
Expense Example, No Redemption, 5 Years	1,080
Expense Example, No Redemption, 10 Years	1,696
Columbia Intrinsic Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	1,831
Columbia Intrinsic Value Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	226
Expense Example, No Redemption, 5 Years	394
Expense Example, No Redemption, 10 Years	$ 882